3. SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION: (a) Foreign currency translation (Policies)	12 Months Ended
Jan. 31, 2025
Policies
(a) Foreign currency translation

(a)Foreign currency translation

The monetary assets and liabilities of the Company that are denominated in foreign currencies are translated to the functional currency at the rate of exchange at the reporting date and non-monetary items are translated using the exchange rate at the date of the transaction.  Revenues and expenses are translated at the exchange rates approximating those in effect at the time of the transaction.  Exchange gains and losses arising on translation are included in the statements of comprehensive loss.